Related party disclosures (Details) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 EUR (€) shares	Dec. 31, 2019 loan
Disclosure of transactions between related parties [line items]
Decrease In Number Of Shares Outstanding Through Transfer From Shareholders to Entity | shares	759,677
Dietmar Hopp
Disclosure of transactions between related parties [line items]
Number of convertible loans | loan		2
Clarentis SRL
Disclosure of transactions between related parties [line items]
Milestone payment | €	€ 100